Condensed Consolidated Statements of Operations - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Formation and operational costs			$ 1,006,862
General and administrative expenses	$ 17,543	$ 2,241,776		$ 5,822,575
Loss from operations	(17,543)	(2,241,776)	(1,006,862)	(5,822,575)
Other income (expense):
Other income				4,476
Interest earned on investments held in Trust Account	164	2,669	4,193	19,898
Change in fair value of warrant liabilities	(2,260,000)	1,755,959	(3,090,130)	(7,086,905)
Transaction costs—warrants	(754,990)		(768,391)
Offering costs—warrants	(754,990)
Total other income (expense), net	(3,014,826)	1,758,628		(7,062,531)
Net loss	$ (3,032,369)	$ (483,148)	(4,861,190)	$ (12,885,106)
Class A [Member]
Other income (expense):
Interest earned on investments held in Trust Account			$ 4,193
Weighted average shares outstanding	20,000,000	20,737,202	20,737,202	20,737,202
Basic and diluted net loss per share	$ (0.12)	$ (0.02)	$ 0	$ (0.50)
Class B [Member]
Loss from operations			$ (4,865,383)
Other income (expense):
Weighted average shares outstanding	5,184,300	5,184,300	5,184,300	5,184,300
Basic and diluted net loss per share	$ (0.12)	$ (0.02)	$ (0.94)	$ (0.50)